Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	RBB FUND, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0000831114
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 20, 2019
Document Effective Date	dei_DocumentEffectiveDate	Dec. 31, 2019
Prospectus Date	rr_ProspectusDate	Dec. 31, 2019
Altair | Aquarius International Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Aquarius International Fund (the "Fund") seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. Portfolio turnover may vary from year to year, as well as within a year. For the most recent fiscal year, the Fund's portfolio turnover rate was 81% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing, under normal circumstances, primarily in securities of companies located outside the United States, including emerging market countries. The Fund determines where a company is located, and thus, whether a company is considered to be located outside the United States by considering whether: (i) it is organized under the laws of or maintains its principal office in a country located outside the United States; (ii) its securities are principally traded on trading markets in countries located outside the United States; (iii) it derives at least 50% of its total revenue or profits from either goods produced or services performed or sales made in countries located outside the United States; or (iv) it has at least 50% of its assets in countries located outside the United States. The Fund may invest in companies of any size capitalization.

The Fund utilizes a "multi-manager" approach whereby the Fund's assets are allocated to one or more sub-advisers ("Sub-Advisers") in percentages determined at the discretion of the Fund's investment adviser, Altair Advisers LLC (the "Adviser"). The Adviser also monitors Sub-Adviser trading with the dual objectives of maximizing each Sub-Adviser's investment flexibility and assuring that the Fund as a whole complies with its investment restrictions. Otherwise, each Sub-Adviser acts independently from the others and utilizes its own distinct investment style in selecting securities. However, each Sub-Adviser must operate within the constraints of the Fund's investment objective and strategies and the particular investment restrictions applicable to that Sub-Adviser.

The Sub-Advisers will implement a number of different investment strategies and styles within the international universe. The Sub-Advisers will implement one or more of the following investment strategies summarized below:

● Developed Market — A Sub-Adviser following the developed market style is expected to invest primarily in companies located in those countries included in the MSCI EAFE Index. As of October 31, 2019, the following countries were included in the MSCI EAFE Index: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK. When investing in developed international markets, a Sub-Adviser may follow either a growth or a value investment style. A Sub-Adviser following a growth investment style would invest primarily in companies with consistent or accelerating growth in earnings, revenues, cash flow, and/or other financial metrics. A Sub-Adviser following a value investment style would invest primarily in companies that are out of favor and/or undervalued in comparison to their peers or their growth prospects.

● Emerging Market — A Sub-Adviser following the emerging market style is expected to invest primarily in companies located in those countries included in the MSCI Emerging Markets Index. As of October 31, 2019, the following countries were included in the MSCI Emerging Markets Index: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudia Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

● Tax Loss Harvesting — A Sub-Adviser following a tax loss harvesting style is expected to hold a portfolio of securities that will have a pre-tax return similar to the performance of the MSCI EAFE Index. The Sub-Adviser will seek to generate strong after tax returns by timing trades to avoid realizing capital gains and to harvest losses when possible. The Fund may use losses generated from the tax loss harvesting Sub-Adviser to offset gains from other Sub-Advisers.

The Fund's Sub-Advisers will invest primarily in equity securities, including common stocks, preferred stocks, convertible securities, sponsored and unsponsored depositary receipts, warrants and rights. In addition to purchasing equity securities on exchanges where the companies are located, the Fund may purchase equity securities on exchanges other than where their companies are domiciled (often traded as dual listed securities) or in the form of Depositary Receipts, which include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") or similar securities. The Fund may also invest in other investment companies, including exchange-traded funds ("ETFs"). Investments in ETFs based on foreign market indices are considered investments outside the U.S. The Fund may enter into currency contracts (such as spot, forward and futures) to hedge foreign currency exposure.

The Fund may invest a portion of its assets in fixed income securities, including securities issued by corporate and governmental issuers. The principal debt investments of the Fund will be fixed and floating rate securities with no reset terms.

The Fund may also invest in companies that may experience unusual and possibly unique developments, or "special situations", which may create a special opportunity for significant returns. Special situations include: significant technological improvements or important discoveries; reorganizations, recapitalizations or mergers; favorable resolutions of litigation; new management or material changes in company policies; and actual or potential changes in control of a company.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund's principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

● Allocation Risk. The Fund's overall risk level will depend on the market sectors in which the Sub-Advisers are invested. Although the Fund will not concentrate in any industry, because the Fund may have significant weightings in a particular company, industry or market sector, the value of Shares may be affected by events that adversely affect that company, industry or market sector and may fluctuate more than that of a less focused fund.

● American Depositary Receipts ("ADRs") and Global Depository Receipts ("GDRs") Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

● Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

● Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund's portfolio securities. Generally, investment risk and price volatility increase as a security's credit rating declines. The financial condition of an issuer of a fixed income security held by the Fund may cause it to default or become unable to pay interest or principal due on the security.

● Currency and Exchange Risk. Investments in currencies, currency futures contracts, forward currency exchange contracts or similar instruments, as well as securities that are denominated in foreign currency, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies. In addition, the Fund may engage in currency hedging transactions. Currency hedging transactions are subject to the risk that a result opposite expectations occurs (an expected decline turns into a rise and conversely) resulting in a loss to the Fund.

● Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and its investment adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders.

● Emerging Markets Risk. The Fund will invest in emerging markets, which may carry more risk than investing in developed foreign markets. Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector.

● Equity Securities Risk. The Fund is designed for investors who can accept the risks of investing in a portfolio with significant holdings of equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities held by the Fund.

● ETF Risk. ETFs are a type of investment company bought and sold on a securities exchange. An ETF typically represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. Some ETFs are actively-managed by an investment adviser and/or sub-advisers. Actively-managed ETFs are subject to the risk of poor investment selection. The Fund may incur brokerage fees in connection with its purchase of ETF shares. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to the Fund's own expenses. Certain ETFs may be thinly traded and experience large spreads between the "ask" price quoted by a seller and the "bid" price offered by a buyer.

● Fixed Income Securities Risk. The Fund may invest in fixed income securities and is therefore subject to the risk that the prices of, and the income generated by, fixed income securities held by the Fund may decline significantly and/or rapidly in response to adverse issuer, geopolitical, regulatory, general economic and market conditions, or other developments, such as regional or global economic instability (including terrorism and related geopolitical risks), interest rate fluctuations, and those events directly involving the issuers that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment.

● Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund's custodian (each a "Foreign Custodian"). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund's ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

● Foreign Securities Risk. The Fund will invest in foreign securities and is subject to risks associated with foreign markets, such as adverse political, social and economic developments, accounting standards or governmental supervision that is not consistent with that to which U.S. companies are subject, limited information about foreign companies, less liquidity in foreign markets and less protection to the shareholders in foreign markets.

● Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund's return may be adversely affected during a market downturn and when growth stocks are out of favor.

● Illiquid Securities Risk. Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities. Less liquid securities that the Fund may want to invest in may be difficult or impossible to purchase. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund's ability to buy or sell such securities.

● Interest Rate Risk. Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by a Sub-Adviser. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities. Securities with shorter maturities tend to provide lower returns and be less volatile than securities with longer maturities. There will likely be less governmental action in the near future to maintain low interest rates. The negative effect on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

● Investments in Other Investment Companies Risk. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies.

● Large Capitalization Risk. Securities of companies with certain market capitalizations may perform differently from the equities markets generally. At times, large-cap companies may underperform as compared to small- or mid-capitalization companies, and vice versa. Larger, more established companies may be unable to respond to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.

● Management Risk. The Fund is subject to the risk of poor stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

● Market Risk. The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money.

● Mid-Capitalization Risk. Securities of mid-capitalization companies are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of mid-capitalization companies may be substantially less than is typical of larger companies. As a result, the securities of mid-capitalization companies may be subject to greater and more abrupt price fluctuations. In addition, mid-capitalization companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

● Multi-Manager Dependence Risk. The success of the Fund's investment strategy depends both on the Adviser's ability to select Sub-Advisers and to allocate assets to those Sub-Advisers and on each Sub-Adviser's ability to execute the relevant strategy and select investments for the Fund. The Sub-Advisers' investment styles may not always be complementary, which could affect the performance of the Fund and lead to higher transaction expenses as compared to a fund using a single investment management style.

● Portfolio Turnover Risk. The Adviser and Sub-Advisers will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with the Fund's investment objective and policies. Therefore, it is possible that the Fund may experience high rates of portfolio turnover. High portfolio turnover will cause the Fund to incur higher brokerage commissions and transaction costs, which could lower the Fund's performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. A portfolio turnover rate of 100% is considered to be high.

● Prepayment Risk. Issuers may experience an acceleration in prepayments of mortgage loans or other receivables backing the issuers' fixed income securities when interest rates decline, which can shorten the maturity of the security, force the Fund to invest in securities with lower interest rates, and reduce the Fund's return. Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of a fixed income security and causing the value of the security to decline.

● Small and Micro-Capitalization Risk. The securities of small and micro-cap companies may be more volatile in price, have wider spreads between their bid and ask prices, and have significantly lower trading volumes than the securities of larger capitalization companies. As a result, the purchase or sale of more than a limited number of shares of the securities of a smaller company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. Some small and micro-cap companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about such companies. The small and micro-cap securities in which the Fund invests may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. They generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are mid and large cap securities, and the Fund may be able to deal with only a few market-makers when purchasing and selling securities. Small and micro-cap companies also may have limited markets, financial resources or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments. Smaller company stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks. Moreover, the lack of an efficient market for the securities may make them difficult to value.

● Special Situations Risk. The Fund will seek to benefit from "special situations," such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the "special situation" might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer's securities and fail to produce gains or produce a loss for the Fund.

● Sub-Adviser and Strategy Concentration Risk. Because the Adviser will not be subject to fixed limitations upon the amount of Fund assets that may be invested with a single Sub-Adviser or in a single investment strategy, the Fund may be more heavily exposed to the investment judgments of one or more Sub-Advisers or the possible increased risk of investing in a limited number of investment strategies.

● Unseasoned Issuers Risk. Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

● Value Stock Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund's return may be adversely affected during a market downturn and when value stocks are out of favor.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund did not have one full calendar year of performance prior to the date of this prospectus. Performance information will be available once the Fund has at least one calendar year of performance. Updated performance information is available by calling 1-844-261-6482 (toll free).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not have one full calendar year of performance prior to the date of this prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-261-6482
Altair | Aquarius International Fund | Aquarius International Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
One Year	rr_ExpenseExampleYear01	$ 98
Three Years	rr_ExpenseExampleYear03	306
Five Years	rr_ExpenseExampleYear05	531
Ten Years	rr_ExpenseExampleYear10	$ 1,178

[1]	The Fund is currently only available to clients of the Fund's investment adviser, Altair Advisers LLC (the "Adviser") and to other investors at the Fund's discretion. Investors in the Fund who are also clients of the Adviser will incur additional fees based on the total assets of the client under management with the Adviser. The Adviser does not receive a separate management fee from the Fund, although the Adviser is reimbursed for compliance expenses in connection with managing the Fund, up to 0.03% of the Fund's average daily net assets. The management fee shown above reflects the aggregate fees paid by the Fund to the Sub-Advisers for the fiscal year ended August 31, 2019, plus reimbursements to the Adviser for out-of-pocket expenses. Investors in the Fund who are also clients of the Adviser should review the information provided separately by the Adviser for a discussion of fees and expenses charged by the Adviser.
[2]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.